Redeemable non-controlling interests	12 Months Ended
Mar. 31, 2022
Noncontrolling Interest [Abstract]
Redeemable non-controlling interests
21.	Redeemable non-controlling interests
Yoken Holding Limited (“Yoken”), a wholly owned subsidiary of the Company issued 120,000 redeemable preferred shares amounting to

RMB
6
 million to a third-party investor in October,
2020
. The preferred shares are redeemable at
 the
holder’s option if Yoken fails to complete a qualified IPO in a pre-agreed
period of time since its issuance with a redemption price measured by
10
%
interest per year. The preferred shares are therefore accounted for as redeemable non-controlling
interests in mezzanine equity and are accreted to the redemption value over the period starting from the issuance date. The contract terms are the same as the Preferred Shares of the Company (Note 20).
For the years ended March 31 2021 and 2022, the Company recognized accretion of RMB0.1 million and RMB0.6 million, respectively, to the respective redemption value of the redeemable non-controlling interest over the period starting from issuance date with a corresponding increase to the accumulated deficit. As of March 31, 2021 and 2022, the redeemable non-controlling interests was RMB5.9 million and RMB6.5 million, respectively.